Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document and Entity Information
Entity Registrant Name	GENETIC TECHNOLOGIES LTD
Entity Central Index Key	0001166272
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,435,282,724
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY